Intangible Assets	12 Months Ended
Jan. 31, 2022
Intangible Asset

8. Intangible Assets

Cost	MM-001 Patents and IPR&D $	MM-003 IPR&D $	BiPhasix License $	Thrudermic Non-Patented Technology $	Solmic Patents $	RTIC Patents $	Total $

Balance, January 31, 2019	–	–	319,174	830,000	–	8,137,277	9,286,451
Impairment (Note 8(h))	–	–	-	-	–	(8,202,900)	(8,202,900)
Effect of foreign exchange rate changes	–	–	–	–	–	65,623	65,623

Balance, January 31, 2020	–	–	319,174	830,000	–	–	1,149,174
Addition	–	–	-	-	86,462	–	86,462
Acquisition (Note 6(b))	9,159,000	2,203,000	–	–	–	–	11,362,000
Impairment (Notes 8(b), 8(d), 8(f) and 8(g))	(9,159,000)	(2,203,000)	(319,174)	(830,000)	(86,462)	–	(12,597,636)

Balance, January 31, 2022 and 2021	–	–	–	–	–	–	–

Accumulated Amortization and Impairment Losses

Balance, January 31, 2019	–	–	110,618	74,325	–	751,686	936,629
Amortization	–	–	80,174	83,000	–	820,290	983,464
Impairment (Note 8(h))	–	–	–	–	–	(1,577,654)	(1,577,654)
Effect of foreign exchange rate changes	–	–	–	–	–	5,678	5,678

Balance, January 31, 2020	–	–	190,792	157,325	–	–	348,117
Amortization	–	–	59,681	62,079	10,851	–	132,611
Impairment (Notes 8(b), 8(d), 8(f) and 8(g))	–	–	(250,473)	(219,404)	(10,851)	–	(480,728)

Balance, January 31, 2022 and 2021	–	–	–	–	–	–	–

Net book value, January 31, 2022 and 2021	–	–	–	–	–	–	–
Net book value, January 31, 2020	–	–	128,383	672,675	–	–	801,058

Pursuant to the asset purchase agreement with Nutraneeds (Note 6(a)), the Company acquired the following patent:

(a)

BETR-001: BETR-001 is a nontoxic second-generation Lysergic Acid Diethylamide (“LSD”) derivative molecule that mimics the projected therapeutic potential of LSD in the treatment of disorders such as severe depression, substance dependencies, post-traumatic stress disorder, and migraines.

Upon the acquisition of MedMelior on August 31, 2020 (Note 6(b)), the BiPhasix license, representing an intercompany transaction, has been eliminated in these consolidated financial statements. Also pursuant to the acquisition, the Company acquired the following in-progress research and development (“IPR&D”) programs and patents:

(b)

MM-001: MM-001 is a topical Interferon α2b (“IFNα2b”) product for the treatment of Human Papiloma Virus (“HPV”) infection that can cause cervical cancer. In 2017, MedMelior entered into a patent license agreement with Altum-Avro Pharma Partnership (“AAPP”) to license the development of the technology involving the formation of biphasic lipid vesicles for use as a vehicle for administration of a biologically active material (“BiPhasix™ Technology”). The BiPhasix™ Technology is a novel encapsulation and delivery platform technology. BiPhasix-encapsulated interferon IFNα2b for use in treatment of HPV-cervical dysplasia. Consideration of the patent license agreement included:

•	Five percent (5%) of the inventory of any and all product produced by MedMelior to be paid in kind to AAPP.
•	Milestone payments:
o	$3 million upon initiation of the first Phase 3 trial in any global territory except for eastern European territories,
o	$5 million upon first submission of New Drug Application or similar for approval in any global territory except for eastern European territories, and
o	$10 million upon first commercial sale in any global territory except for eastern European territories.
•	Royalties:
o	8% on annual net sales up to $50 million,
o	10% on annual net sales on the next $25 million, and
o	12.5% on annual net sales above $75 million.
•	•30% of any upfront payments that MedMelior receives from a third person in respect of development, licensing, manufacturing or distribution rights.

Being in such early stage in development, the Company was not able to reasonably estimate recoverable amount for purposes of its analysis on impairment of long-lived assets and recorded an impairment of its MM-001 patents and IPR&D during the year ended January 31, 2021. Should this impairment loss subsequently reverse in the future, the carrying amount of MM-001 will be increased to the revised estimate of its recoverable amount, to a maximum amount equal to the carrying amount originally recognized.

(c)	AP-002: AP-002 is an oral gallium-based novel small molecule. The finished drug product is an enteric protected tablet for oral administration.
(d)

MM-003: MM-003 is a patent pending IFN α2b inhalation formulation for the treatment of viral infections. The MM-003 program is in pre-clinical stage of development. Being in such early stage in development, the Company was not able to reasonably estimate recoverable amount for purposes of its analysis on impairment of long-lived assets and recorded an impairment of its MM-003 IPR&D during the year ended January 31, 2021. Should this impairment loss subsequently reverse in the future, the carrying amount of MM-003 will be increased to the revised estimate of its recoverable amount, to a maximum amount equal to the carrying amount originally recognized.

Other intangible assets include:

(e)	BETR-002: BETR-002 is a formulation of a derivative of dihydrohonokiol, a known anti-anxiety compound, with potential for treatment of benzodiazepine dependency, anxiety and spasticity.

(f)

Thrudermic non-patented technology: On March 2, 2018, the Company entered into an exchange agreement with Thrudermic, LLC (“Thrudermic”) and the members of Thrudermic whereby the Company paid US$1.00 for the issued and outstanding units of Thrudermic and issued 50,000 common shares to the members of Thrudermic for their intellectual property portfolio, including unpatented technology, goodwill and know-how in connection with the Thrudermic transdermal nanotechnology.

The Company performed an assessment to determine if there were any indications of impairment of its intangible assets and concluded that factors indicated impairment within its Thrudermic non-patented technology. With the disposal of Pivot (Note 5(b)) and the shift in strategic focus (Note 5(c)), the Company exited the cannabis manufacturing industry. The Company reduced to $nil its expectations of cash flows from the use of the Thrudermic non-patented technology in manufacture and sale of cannabis products and recorded an impairment loss on its Thrudermic non-patented technology of $610,596 during the year ended January 31, 2021.

(g)

Solmic patents: On October 22, 2019, the Company entered into a contract to acquire Solmic AG. Consideration for the acquisition was CHF 10,000. In connection with the acquisition, the Company entered into an assignment agreement to assign a patented technology called “Solmic” for payments totaling EUR 50,000.

The Company evaluated this acquisition in accordance with IFRS 3, Business Combinations to discern whether the assets and operations of Solmic AG met the definition of a business. The Company concluded there were not a sufficient number of key processes obtained to develop the inputs into outputs, nor could such processes be easily obtained by the Company. Accordingly, the Company has accounted for this transaction as an asset acquisition.

The Company performed an assessment to determine if there were any indications of impairment of its intangible assets and concluded that factors indicated impairment within its Solmic patents. With the disposal of Pivot (Note 5(b)) and the shift in strategic focus (Note 5(c)), the Company exited the cannabis manufacturing industry. The Company reduced to $nil its expectations of cash flows from the use of the Solmic patents in manufacture and sale of cannabis products and recorded an impairment loss on its Solmic patents of $75,611 during the year ended January 31, 2021.

Pursuant to the disposal of BetterLife Europe (Note 5(a)), the Solmic patents were assigned to the BetterLife Europe Purchaser.

(h)

Ready-to-infuse cannabis (“RTIC”) patents: RTIC is a patented technology relating to the transformation of cannabis oil into powder for infusion into a variety of products. The Company performed an assessment to determine if there were any indications of impairment of its intangible assets and concluded that factors indicated impairment within its RTIC patents. With the assignment of Pivot Naturals (Note 4), the Company exited the cannabis industry in California. As a result of the exit, the Company reduced its expectations of cash flows from the use of the RTIC patents to $nil and recorded an impairment loss on its RTIC patents of $6,625,246 during the year ended January 31, 2020.